Employment benefit plans - Summary of Principal Assumptions Used in Defined Benefit Plan (Detail) - Defined Benefit Gratuity Plan [Member]	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Detailed Information About Principal Assumptions Used in Defined Benefit Plan [Line Items]
Discount rate	6.75%	6.60%	7.20%
Salary escalation	10.00%	10.00%	10.00%